OTHER INCOME	12 Months Ended
Dec. 31, 2025
OTHER INCOME.
OTHER INCOME

11.OTHER INCOME

Other income consists of the following:

in € thousand	2025	2024	2023
Income from SES transaction	—	3,703	—
Other miscellaneous income	5,923	5,315	3,815
Foreign currency gains	6,294	—	2,969
Bonus payments	—	—	9,200
Total other income	12,217	9,018	15,985

Other miscellaneous income in 2025 includes government grants related to income in an amount of €381 thousand as well as income from the derecognition of €4,988 thousand liabilities that were waived by shareholders in 2025. For further detail refer to note 29. Non-current and current financial liabilities.

The foreign currency gains for the financial year ended December 31, 2025 are mainly related to USD denominated liabilities.

As of January 1, 2024, SCHMID acquired the remaining shares in the former at-equity participation SES. The majority of the shares have been transferred to a third-party investor in 2024 resulting in a gain of €3,703 thousand. For further detail refer to note 35. Equity method investments.

Other miscellaneous income for the financial year ended December 31, 2024 includes income of the derecognition of liabilities as they have expired due to the statute of limitations at the amount of €2,194 thousand, government grants related to income amounting to €550 thousand and research allowances under the Act on Tax Incentives for Research and Development (Research Allowance Act - FZulG) amounting to €319 thousand.

Other miscellaneous income in 2023 includes a gain resulting from a cancelled sale and leaseback agreement with a third party (€1,875 thousand for the fiscal year ended December 31, 2023) as well as government grants related to income in an amount of €356 thousand for the fiscal year ended December 31, 2023. The grants are received in cash to compensate for expenses incurred in relation to research projects. In addition, other miscellaneous income includes income from asset disposals, mainly from the sale and leaseback transaction (€508 thousand).

One part of the bonus payments in 2023 is comprised of the Silicon exit bonus of €4,700 thousand. In March 2023, a Stock Purchase Agreement (hereinafter referred to as “SPA”) was entered into to sell Schmid Silicon Technology Holding GmbH and subsidiaries (hereinafter referred to as “the Silicon Group”) to the Group14. Prior to the closing of the SPA on June 29, 2023, the

Silicon Group was a related party of SCHMID and controlled by Christian Schmid (hereinafter referred to as “CS”), one of the owners of SCHMID. The proceeds from the sale of the Silicon Group were, among other things, used to repay the shareholder loan between CS and SCHMID. The proceeds from the shareholder loan were used to repay certain borrowings of SCHMID.

●	Additionally, receivables from the Silicon Group which had been impaired in 2017 by SCHMID became recoverable as a result of the SPA resulting in an impairment reversal of €21,375 thousand.
●	Also, as part of the SPA, certain liabilities of the Silicon Group due to SCHMID were settled with the transfer of shares of Group14 to SCHMID valued at €17,664 thousand.
●	Based on an agreement reached between CS, the Silicon Group and SCHMID in 2021, SCHMID was granted a bonus payment (hereinafter referred to as “Silicon exit bonus”) to be paid upon a successful sale of the Silicon Group to a third party. The Silicon exit bonus of €4,700 thousand was determined based on 5% of the net proceeds (after repayment of third-party debt) received from a sale.
●	In June 2023, CS repaid the shareholder loan to SCHMID with a total cash amount of €70,000 thousand.
●	The expected credit loss of €1,418 thousand was therefore reversed.

The other part is an exit bonus related to Montratec. In 2018, the Company sold one of its subsidiaries, Montratec GmbH, to Montratec Sarl. The underlying stock purchase agreement included a clause on potential exit events, which requires Montratec Sarl to pay SCHMID up to €4,500 thousand (hereinafter referred to as “Montratec exit bonus”) upon a future exit of Montratec Sarl from Montratec GmbH. Additionally, SCHMID entered into a guarantee agreement with Schmid Grundstücke GmbH& Co. KG (referred to as “SGG”), an entity jointly controlled by shareholders of SCHMID, wherein SGG would reimburse the difference between the exit sale consideration actually received from Montratec Sarl and €4,500 thousand (hereinafter referred to as “Montratec guarantee”) in the event that the exit sale consideration is below €4,500 thousand. As a remuneration for this guarantee, SCHMID was required to pay SGG an amount equal to 1.5% p.a. of the €4,500 thousand per year until an exit event would occur. SCHMID was informed in April 2023 about this exit event, i.e. that Montratec GmbH was sold by Montratec Sarl in April 2023 which resulted in an exit bonus of €3,954 thousand being owed by Montratec Sarl to SCHMID and €546 thousand being owed by SGG. The bonus from Montratec has been received in cash during 2023, the payment from SGG has been netted with payables of SCHMID against SGG.